Basis for preparation and presentation of consolidated financial statements (Details 1) R$ / shares in Units, $ / shares in Units, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 BRL (R$) R$ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 BRL (R$) R$ / shares	Dec. 31, 2022 USD ($) $ / shares
Change in presentation currency impact
Gross profit	$ 150,246		$ 149,210		$ 147,805
Operating expenses net	(94,655)		(92,244)		(94,757)
Operating profit before net finance costs and income tax expense	55,591		56,966		53,048
Net finance costs	(11,822)		(15,267)		(14,225)
Profit before income tax	43,769		41,699		38,823
Total income tax expense	(14,275)		(15,336)		(20,116)
Profit for the year	29,494		26,363		18,707
Controlling shareholders	29,494		26,363		18,707
Profit for the period	$ 29,494		$ 26,363		$ 18,707
Earnings per share
Earnings per share – basic | $ / shares	$ 0.22		$ 0.19		$ 0.14
Earnings per share – diluted | $ / shares	$ 0.22		$ 0.19		$ 0.14
Previously stated
Change in presentation currency impact
Gross profit | R$		R$ 745,724		R$ 762,491
Operating expenses net | R$		(460,248)		(488,573)
Operating profit before net finance costs and income tax expense | R$		285,476		273,918
Net finance costs | R$		(76,181)		(73,646)
Profit before income tax | R$		209,295		200,272
Total income tax expense | R$		(76,722)		(104,562)
Profit for the year | R$		132,573		95,710
Controlling shareholders | R$		132,573		95,710
Profit for the period | R$		R$ 132,573		R$ 95,710
Earnings per share
Earnings per share – basic | R$ / shares		R$ 0.97		R$ 0.72
Earnings per share – diluted | R$ / shares		R$ 0.95		R$ 0.71
Increase (decrease) due to voluntary changes in accounting policy
Change in presentation currency impact
Gross profit			$ (596,514)		$ (614,686)
Operating expenses net			368,004		393,816
Operating profit before net finance costs and income tax expense			(228,510)		(220,870)
Net finance costs			60,914		59,421
Profit before income tax			(167,596)		(161,449)
Total income tax expense			61,386		84,446
Profit for the year			(106,210)		(77,003)
Controlling shareholders			(106,210)		(77,003)
Profit for the period			$ (106,210)		$ (77,003)
Earnings per share
Earnings per share – basic | $ / shares			$ (0.78)		$ (0.58)
Earnings per share – diluted | $ / shares			$ (0.76)		$ (0.57)